INVENTORY	9 Months Ended
Sep. 30, 2025
INVENTORY
INVENTORY

NOTE 16: INVENTORY

Inventories: Inventories consist of parts and finished goods. Parts primarily consist of manufacturing hardware, wiring, and piping. Inventories consisted of the following:

	September 30,	December 31,
	2025	2024
Parts	$298,809	$164,131
Finished Goods	180,291	386,564
Total	$479,100	$550,695